RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Target-based Cash Incentives

"Target-based Cash Incentives" means a cash incentive awarded to the Executive Office Holders for the Company's achievement of the following Profit-Before-Tax targets in each calendar year following the effective date of the above agreements, in which the Minimum Threshold (as defined below) has been achieved:

Company's Profit-Before-Tax Targets (In US$ thousands)	Level of Incentive - As a Percentage of the Executive Office Holder's Annual Cost of Pay
24,001 - 27,500	20%
27,501-31,000	45%
31,001-35,000	75%
35,001-39,000	110%
Above 39,001	150%

Schedule of aggregate amounts paid to Executive Offices
Herein below is attached table regards the aggregate amounts paid to Executive Offices Holders:

	US dollars
	Year ended December 31,
(in thousands)	2018	2017	2016
Izzy Sheratzky	2,859	3,202	1,874
Eyal Sheratzky	2,224	2,337	1,672
Nir Sheratzky	2,208	2,312	1,478
Gil Sheratzky	1,039	1,379	1,118